Leases Rentals and Outsourced Service Arrangements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Rentals And Outsourced Service Arrangements Details [Abstract]
Rental expense for operating leases	$ 115	$ 127	$ 138
Future net minimum rental payments under non-cancelable operating leases	547
Future minimum rental payments under non-cancelable operating leases payable in one year	108
Future minimum rental payments under non-cancelable operating leases payable in two years	97
Future minimum rental payments under non-cancelable operating leases payable in three years	83
Future minimum rental payments under non-cancelable operating leases payable in four years	67
Future minimum rental payments under non-cancelable operating leases payable in five years	52
Future minimum rental payments under non-cancelable operating leases payable after five years	140
Service period for outsourced service arrangements with third parties range low	7
Service period for outsourced service arrangements with third parties range high	8
Other operating expense related to outsourced service agreements	$ 116	$ 114	$ 115